Summary of Significant Accounting Policies and Disclosures (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Feb. 28, 2022
Offsetting Assets [Line Items]
Reclassifications to the prior year cash flow		$ 3,056,000
Capitalized interest	$ 0		$ 0
Depreciation method	straight-line
Vessel estimated useful life	30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)	$ 400
Other current assets	6,592,000		2,866,000
Non current assets from straight line	13,123,000		14,010,000
Interest Rate Caps [Member]
Offsetting Assets [Line Items]
Derivative, Notional Amount			$ 484,100,000	$ 507,900,000
Derivative, Cap Interest Rate			0.75%	0.75%
Fair Value Adjustment	6,648,000
Initial outstanding debt				$ 253,900,000
Derivative Asset	$ 52,159,000		$ 7,227,000